Restructuring Charges - Changes in Accrued Restructuring Balance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Payments	$ (5,300)
Severance Liability
Restructuring Cost and Reserve [Line Items]
Beginning Balance December 31, 2022	0
Charges	6,448
Payments	(5,325)
Ending Balance December 31, 2023	$ 1,123